INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Associates and joint ventures
Current assets	R$ 47,897,131	R$ 49,623,127
Non-current assets	219,160,523	220,594,335
Total asset	267,057,654	270,217,462
Current liabilities	26,885,327	26,270,428
Non-current liabilities	127,433,219	132,747,950
Net operating revenue	11,017,128	5,164,104	R$ 9,783,287
Net Profit/(Loss)	4,394,861	3,638,382	5,713,633
Other components of comprehensive income	159,311	715,241	660,786
Total comprehensive income	4,554,172	4,353,623	6,374,419
Cash and cash equivalents	13,046,371	10,739,126	192,659	R$ 286,607
Depreciation and amortisation	(3,621,342)	(2,690,269)	(1,443,285)
Income tax expense	R$ (2,998,498)	R$ 695,613	R$ 5,260,642
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Associates and joint ventures
Percentage of Shareholdings	35.74%	35.74%
Current assets	R$ 5,978,428	R$ 4,670,170
Non-current assets	29,932,728	27,573,380
Total asset	35,911,156	32,243,550
Current liabilities	2,444,736	1,293,346
Non-current liabilities	15,674,708	14,413,723
Net assets	17,380,140	16,536,481
Total liabilities	35,499,584	32,243,550
Net operating revenue	6,215,521	5,450,570
Net Profit/(Loss)	2,892,362	2,319,791
Other components of comprehensive income	(186,196)	216,001
Total comprehensive income	2,706,166	2,535,792
Cash and cash equivalents	245,819	336,523
Current financial liabilities	2,094,880	1,052,827
Non-current financial liabilities	15,126,192	14,096,618
Depreciation and amortisation	(24,889)	(27,498)
Interest income	222,090	169,221
Interest expense	(1,043,648)	(981,399)
Income tax expense	R$ (228,637)	R$ (358,343)
Eletronuclear
Associates and joint ventures
Percentage of Shareholdings	67.95%	67.95%
Current assets	R$ 3,179,932	R$ 4,610,349
Non-current assets	19,937,388	18,373,593
Total asset	23,117,320	22,983,942
Current liabilities	2,612,091	2,434,613
Non-current liabilities	9,889,551	9,970,923
Net assets	10,615,678	10,578,406
Total liabilities	23,117,320	22,983,942
Net operating revenue	3,931,707	3,963,282
Net Profit/(Loss)	318,199	29,822
Other components of comprehensive income	(1,772)	698,427
Total comprehensive income	316,427	728,249
Cash and cash equivalents	29,374	32,471
Current financial liabilities	544,969	594,758
Non-current financial liabilities	6,352,760	6,718,183
Depreciation and amortisation	(420,733)	(594,597)
Interest income	907,977	540,160
Interest expense	(1,374,023)	(1,532,700)
Income tax expense	R$ (269,463)	R$ (253,229)
Norte Energia S.A - NESA
Associates and joint ventures
Percentage of Shareholdings	49.98%	49.98%
Current assets	R$ 1,773,469	R$ 1,760,261
Non-current assets	41,373,463	41,668,551
Total asset	43,146,932	43,428,812
Current liabilities	2,354,484	2,254,754
Non-current liabilities	29,534,358	29,070,142
Net assets	11,258,090	12,103,916
Total liabilities	43,146,932	43,428,812
Net operating revenue	5,764,413	5,565,305
Net Profit/(Loss)	(850,814)	(647,346)
Total comprehensive income	(850,814)	(647,346)
Cash and cash equivalents	704,312	741,217
Current financial liabilities	978,409	933,855
Non-current financial liabilities	28,236,723	28,701,002
Depreciation and amortisation	(1,708,076)	(7,979)
Interest income	275,685	235,784
Interest expense	(2,570,068)	(2,522,958)
Income tax expense	R$ 151,829	R$ 115,441
Energia Sustentavel do Brasil S.A. - ESBR
Associates and joint ventures
Percentage of Shareholdings	40.00%	40.00%
Current assets	R$ 1,450,472	R$ 1,210,513
Non-current assets	18,666,697	19,354,405
Total asset	20,117,169	20,564,918
Current liabilities	1,136,429	1,058,167
Non-current liabilities	10,027,652	10,597,876
Net assets	8,953,088	8,908,875
Total liabilities	20,117,169	20,564,918
Net operating revenue	3,378,906	3,116,478
Net Profit/(Loss)	44,213	(104,235)
Total comprehensive income	R$ 44,213	R$ (104,235)
Belo Monte Transmissora de Energia SPE S.A
Associates and joint ventures
Percentage of Shareholdings	49.00%	49.00%
Current assets	R$ 1,231,090	R$ 1,140,735
Non-current assets	7,944,087	7,679,713
Total asset	9,175,177	8,820,448
Current liabilities	613,330	630,800
Non-current liabilities	4,170,939	4,096,162
Net assets	4,390,908	4,093,486
Total liabilities	9,175,177	8,820,448
Net operating revenue	1,039,054	954,985
Net Profit/(Loss)	415,782	360,022
Total comprehensive income	R$ 415,782	R$ 360,022
Interligao Eltrica do Madeira S.A. - IE Madeira [Member]
Associates and joint ventures
Percentage of Shareholdings	49.00%	49.00%
Current assets	R$ 1,022,813	R$ 931,271
Non-current assets	6,293,140	6,251,143
Total asset	7,315,953	7,182,414
Current liabilities	578,744	634,666
Non-current liabilities	2,733,476	2,817,425
Net assets	4,003,733	3,730,323
Total liabilities	7,315,953	7,182,414
Net operating revenue	712,294	735,154
Net Profit/(Loss)	411,868	471,557
Total comprehensive income	R$ 411,868	471,557
Empresa de Energia Sao Manoel S.A
Associates and joint ventures
Percentage of Shareholdings	33.33%
Current assets	R$ 320,697
Non-current assets	3,419,572
Total asset	3,740,269
Current liabilities	151,647
Non-current liabilities	1,850,081
Net assets	1,738,541
Total liabilities	3,740,269
Net operating revenue	446,946
Net Profit/(Loss)	(28,801)
Total comprehensive income	R$ (28,801)
Mata de Santa Genebra Transmissora S.A.
Associates and joint ventures
Percentage of Shareholdings	49.90%
Current assets	R$ 689,261
Non-current assets	3,078,913
Total asset	3,768,174
Current liabilities	115,975
Non-current liabilities	2,181,769
Net assets	1,470,430
Total liabilities	3,768,174
Net operating revenue	393,463
Net Profit/(Loss)	116,292
Total comprehensive income	R$ 116,292
Chapecoense Gerao S.A.
Associates and joint ventures
Percentage of Shareholdings	40.00%
Current assets	R$ 410,737
Non-current assets	2,573,564
Total asset	2,984,301
Current liabilities	607,435
Non-current liabilities	1,838,423
Net assets	538,443
Total liabilities	2,984,301
Net operating revenue	1,274,912
Net Profit/(Loss)	487,050
Total comprehensive income	R$ 487,050
Companhia Energtica Sinop
Associates and joint ventures
Percentage of Shareholdings	49.00%
Current assets	R$ 210,141
Non-current assets	2,706,715
Total asset	2,916,856
Current liabilities	143,063
Non-current liabilities	1,469,551
Net assets	1,304,242
Total liabilities	2,916,856
Net operating revenue	341,162
Net Profit/(Loss)	(55,189)
Total comprehensive income	(55,189)
Jirau Energia S.A.
Associates and joint ventures
Cash and cash equivalents	863,473	692,538
Current financial liabilities	785,517	728,213
Non-current financial liabilities	9,464,700	10,005,345
Depreciation and amortisation	(760,823)	(761,506)
Interest income	150,273	115,409
Interest expense	(1,008,553)	(981,914)
Income tax expense	R$ (26,923)	R$ 51,122